INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period	$ 109,450,616	$ 118,965,477	$ 110,913,884	$ 111,990,145
Purchases of the period	39,733,111	73,304,984	87,376,569	144,999,639
Production costs	5,339,587	5,858,417	11,843,478	12,981,672
Foreign currency translation	(747,253)	198,524	(561,825)	(28,273)
Subtotal	153,776,061	198,327,402	209,572,106	269,943,183
Inventories as of the end of the period	(92,225,654)	(109,616,865)	(92,225,654)	(109,616,865)
Cost of sales	$ 61,550,407	$ 88,710,537	$ 117,346,452	$ 160,326,318